BUSINESS ACQUISITION - Fair Value of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Feb. 11, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill	$ 132,894		$ 107,677
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Less: fair value of net identifiable assets acquired		$ 21,354
Goodwill		25,640
Nortech Packaging Acquisition | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 46,994